Provision for Income Taxes Deferred Tax Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Property, plant, and equipment	$ 4	$ 102
Undistributed earnings of foreign subsidiaries	0	75
Investments	5,472	3,663
Other	10	0
Total deferred tax liabilities	5,486	3,840
Deferred tax assets:
Accrued liabilities	178	126
Minimum tax credits	137	66
Foreign tax credit	251	42
Federal loss carryovers	134	0
State losses and credits	250	194
Other	97	91
Total deferred tax assets	1,047	519
Less valuation allowance	206	181
Net deferred tax assets	841	338
Overall net deferred tax liabilities	$ 4,645	$ 3,502